RELATED PARTY TRANSACTIONS AND BALANCES (Additional Information) (Details)	6 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
Related Party Transaction [Line Items]
Operating Lease, Right-of-Use Asset	$ 76,420		¥ 532,491	¥ 0
Operating Lease, Liability	91,919		640,491
Monthly Payment [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense	240,000	¥ 1,680,000
Related Party [Member]
Related Party Transaction [Line Items]
Operating Lease, Right-of-Use Asset	25,623		178,543
Operating Lease, Liability	$ 25,623		¥ 178,543
Related Party [Member] | Monthly Payment [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense		¥ 140,000